Discontinued Operations (Details) $ in Thousands		12 Months Ended
	Mar. 01, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Discontinued Operations (Details) [Line Items]
Net liability | ¥	¥ 1
Transfer percentage	25.00%
Financial Leasing | ¥	¥ 1
Shengda Group [Member]
Discontinued Operations (Details) [Line Items]
Additional paid-in capital | $		$ 21,059
Non controlling interest | $		$ 2,163